Commitments and Contingencies - Schedule of Contractual Obligations (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Operating lease commitments, Total	$ 86,640
Operating lease commitments, Less than 1 Year	6,488
Operating lease commitments, 1 to 3 Years	26,723
Operating lease commitments, 4 to 5 Years	24,604
Operating lease commitments, More than 5 Years	28,825
Purchase obligations, Total	40,800
Purchase obligations, Less than 1 Year	4,800
Purchase obligations, 1 to 3 Years	12,000
Purchase obligations, 4 to 5 Years	12,000
Purchase obligations, More than 5 Years	12,000
Contractual obligations, Total	127,440
Contractual obligations, Less than 1 Year	11,288
Contractual obligations, 1 to 3 Years	38,723
Contractual obligations, 4 to 5 Years	36,604
Contractual obligations, More than 5 Years	$ 40,825